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                                THE ONE GROUP(R)
                             FAMILY OF MUTUAL FUNDS

                         BOND FUNDS COMBINED PROSPECTUS
                        Supplement dated March 28, 1997
                      to Prospectus dated November 1, 1996

                    THE ONE GROUP(R) INTERMEDIATE BOND FUND
                       THE ONE GROUP(R) INCOME BOND FUND
                     THE ONE GROUP(R) GOVERNMENT BOND FUND
                 THE ONE GROUP(R) ULTRA SHORT-TERM INCOME FUND
                 THE ONE GROUP(R) LIMITED VOLATILITY BOND FUND

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A Special Meeting of Shareholders ("Special Meeting") of The One Group(R) Income
Bond Fund (the "Fund") will be held on Thursday, April 10, 1997 at 10:00 a.m.
for the following purpose:

     1. To approve an amendment in the investment objective of the Fund as set forth below:

       The Fund seeks a high level of current income by investing primarily in a diversified portfolio of high, medium and low grade debt securities.

     2. To transact such other business as may properly come before the Special Meeting or any adjournment thereof.

Under the proposed investment objective, the Fund would be permitted to invest in high yield bonds and similar securities in the lower rating categories. High yield securities are commonly known as "junk bonds." Only Shareholders of record at the close of business on March 5, 1997 are entitled to notice of, and to vote at, the Special Meeting or any adjournment thereof. Accordingly, investors who were not Shareholders of record on the close of business on March 5, 1997 will not be entitled to notice of, or to vote at, this Special Meeting or any adjournment thereof. If approved, the amended investment objective will be effective on or about June 15, 1997. Shareholders will be notified only if the amended investment objective is not approved.

                    INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE

TOG-S-59